Reporting on Financial Instruments (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Statement Line Items [Line Items]
Market price risk percentage, description	mitigated by a limit to 4% of the market price risk
Loan exchange rate, percentage	5.00%	5.00%
Change in other expenses and income	€ 600
Other financial assets			€ 0	€ 0
Trade receivables			0	0
Financial liabilities fair value	13,631		6,086
Cash and cash equivalents available	11,083		15,126	€ 3,959	€ 8,509
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities fair value	11,900		3,700
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities fair value	80		200
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities fair value	€ 600		€ 0
USD [Member]
Statement Line Items [Line Items]
Intercompany loan | $		$ 15,000
Loan interest rate percentage	1.20%	1.20%